Note 7 - Subordinated Notes Payable - Schedule of Subordinated Notes Payable (Details) - CAD ($) $ in Thousands	Jul. 31, 2022	Oct. 31, 2021	Jul. 31, 2021
Subordinated notes payable, maturing March 2029 [member]
Statement Line Items [Line Items]
Subordinated notes payable	$ 4,906	$ 4,898	$ 4,896
Subordinated notes payable, maturing May 2031 [member]
Statement Line Items [Line Items]
Subordinated notes payable	93,800	90,374	90,787
Subordinated notes payable [member]
Statement Line Items [Line Items]
Subordinated notes payable	$ 98,706	$ 95,272	$ 95,683